Portfolio of Investments
Columbia Limited Duration Credit Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 91.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.8%
Boeing Co. (The)
02/01/2026	2.750%	9,240,000	8,736,409
02/04/2026	2.196%	12,858,000	11,747,233
Howmet Aerospace, Inc.
01/15/2029	3.000%	5,670,000	4,953,949
Total			25,437,591
Automotive 0.3%
General Motors Financial Co., Inc.
06/20/2025	2.750%	3,244,000	3,111,566
Banking 24.4%
Bank of America Corp.(a)
02/13/2026	2.015%	12,275,000	11,608,907
07/22/2027	1.734%	24,775,000	22,237,333
04/27/2028	4.376%	5,992,000	5,982,469
12/20/2028	3.419%	3,373,000	3,192,503
Bank of Montreal
03/08/2027	2.650%	7,690,000	7,212,086
Bank of Nova Scotia (The)
04/11/2025	3.450%	4,720,000	4,666,444
Citigroup, Inc.(a)
02/24/2028	3.070%	31,095,000	29,263,915
Goldman Sachs Group, Inc. (The)(a)
02/24/2028	2.640%	24,999,000	23,008,943
HSBC Holdings PLC(a)
11/22/2027	2.251%	21,787,000	19,693,194
JPMorgan Chase & Co.(a)
03/13/2026	2.005%	26,069,000	24,572,582
09/22/2027	1.470%	17,160,000	15,254,272
04/26/2028	4.323%	4,452,000	4,439,124
Morgan Stanley(a)
01/25/2024	0.529%	7,624,000	7,467,723
07/22/2025	2.720%	14,725,000	14,339,223
05/04/2027	1.593%	3,290,000	2,968,042
01/21/2028	2.475%	7,358,000	6,773,111
Wells Fargo & Co.(a)
04/30/2026	2.188%	9,510,000	8,984,527
06/17/2027	3.196%	10,241,000	9,806,993
06/02/2028	2.393%	4,179,000	3,796,920
Total			225,268,311
Building Materials 0.3%
Ferguson Finance PLC(b)
04/20/2027	4.250%	2,367,000	2,339,541
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 3.6%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	3,543,000	3,550,746
01/15/2029	2.250%	15,735,000	13,411,116
Sky PLC(b)
09/16/2024	3.750%	16,125,000	16,207,911
Total			33,169,773
Construction Machinery 1.3%
United Rentals North America, Inc.
11/15/2027	3.875%	7,195,000	6,890,753
01/15/2028	4.875%	5,340,000	5,197,369
Total			12,088,122
Diversified Manufacturing 0.6%
General Electric Co.(c)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	4.156%	4,630,000	4,388,234
Honeywell International, Inc.
08/19/2022	0.483%	1,143,000	1,140,714
Total			5,528,948
Electric 19.9%
AEP Texas, Inc.
10/01/2022	2.400%	11,375,000	11,376,719
AES Corp. (The)
01/15/2026	1.375%	11,485,000	10,331,549
American Electric Power Co., Inc.
11/01/2025	1.000%	1,924,000	1,749,787
CenterPoint Energy, Inc.
09/01/2024	2.500%	10,676,000	10,406,969
06/01/2026	1.450%	4,411,000	4,011,780
Cleco Power LLC(b),(c)
3-month USD LIBOR + 0.500% 06/15/2023	1.326%	8,327,000	8,316,023
CMS Energy Corp.
03/01/2024	3.875%	2,158,000	2,171,586
11/15/2025	3.600%	10,450,000	10,349,715
Dominion Energy, Inc.
03/15/2025	3.300%	1,030,000	1,020,623
DTE Energy Co.
03/15/2027	3.800%	8,625,000	8,404,015
Edison International
11/15/2024	3.550%	1,850,000	1,829,512
Columbia Limited Duration Credit Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera U.S. Finance LP
06/15/2024	0.833%	3,555,000	3,336,610
Emera US Finance LP
06/15/2026	3.550%	12,581,000	12,277,044
Entergy Corp.
09/15/2025	0.900%	2,905,000	2,629,728
Eversource Energy
10/01/2024	2.900%	9,570,000	9,415,407
01/15/2025	3.150%	1,215,000	1,196,455
08/15/2025	0.800%	3,730,000	3,396,017
Exelon Corp.(b)
03/15/2027	2.750%	3,699,000	3,501,962
FirstEnergy Transmission LLC(b)
01/15/2025	4.350%	5,450,000	5,435,895
Georgia Power Co.
07/30/2023	2.100%	16,520,000	16,373,229
NextEra Energy Capital Holdings, Inc.
03/01/2023	0.650%	7,001,000	6,891,395
NextEra Energy Capital Holdings, Inc.(c)
SOFR + 0.400% 11/03/2023	0.680%	9,135,000	9,081,668
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	5,630,000	5,588,361
NRG Energy, Inc.(b)
12/02/2027	2.450%	7,563,000	6,692,335
Pacific Gas and Electric Co.
07/01/2025	3.450%	5,040,000	4,838,998
06/15/2028	3.000%	5,465,000	4,882,760
Pinnacle West Capital Corp.
06/15/2025	1.300%	2,638,000	2,436,513
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	2,322,000	2,234,907
06/15/2024	2.875%	6,373,000	6,272,381
WEC Energy Group, Inc.
09/15/2023	0.550%	3,380,000	3,268,016
06/15/2025	3.550%	783,000	774,835
Xcel Energy, Inc.
03/15/2027	1.750%	3,570,000	3,231,200
Total			183,723,994
Environmental 0.6%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	5,880,000	5,622,422
Food and Beverage 3.6%
Bacardi Ltd.(b)
05/15/2028	4.700%	22,948,000	23,028,227
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
06/01/2026	3.000%	10,482,000	10,015,938
Total			33,044,165
Health Care 3.9%
Becton Dickinson and Co.
06/06/2024	3.363%	5,291,000	5,271,307
HCA, Inc.
02/01/2025	5.375%	9,460,000	9,731,347
HCA, Inc.(b)
03/15/2027	3.125%	3,452,000	3,253,899
Thermo Fisher Scientific, Inc.(c)
SOFR + 0.390% 10/18/2023	0.670%	17,890,000	17,830,192
Total			36,086,745
Healthcare Insurance 2.0%
Aetna, Inc.
11/15/2024	3.500%	3,051,000	3,049,299
Centene Corp.
12/15/2027	4.250%	5,524,000	5,358,063
07/15/2028	2.450%	11,015,000	9,614,564
Total			18,021,926
Independent Energy 1.0%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	4,635,000	4,369,284
Occidental Petroleum Corp.
04/15/2026	3.400%	5,500,000	5,236,551
Total			9,605,835
Integrated Energy 0.8%
Cenovus Energy, Inc.
04/15/2027	4.250%	7,265,000	7,266,847
Life Insurance 7.7%
CoreBridge Financial, Inc.(b)
04/05/2027	3.650%	1,723,000	1,671,824
Five Corners Funding Trust(b)
11/15/2023	4.419%	13,085,000	13,252,818
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	25,334,000	25,356,489
Principal Life Global Funding II(b)
11/21/2024	2.250%	22,590,000	21,799,009
08/16/2026	1.250%	10,292,000	9,220,387
Total			71,300,527

2	Columbia Limited Duration Credit Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 3.7%
Magallanes, Inc.(b)
03/15/2029	4.054%	20,070,000	19,168,739
Netflix, Inc.(b)
11/15/2029	5.375%	11,280,000	11,293,262
Walt Disney Co. (The)
09/01/2022	1.650%	3,691,000	3,687,060
Total			34,149,061
Metals and Mining 1.0%
Alcoa Nederland Holding BV(b)
12/15/2027	5.500%	2,270,000	2,259,240
Freeport-McMoRan, Inc.
11/14/2024	4.550%	6,945,000	7,038,295
Total			9,297,535
Midstream 2.6%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	3,709,000	3,737,278
Energy Transfer Partners LP
01/15/2026	4.750%	2,090,000	2,115,677
MPLX LP
12/01/2027	4.250%	2,380,000	2,353,886
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	10,900,000	10,905,613
Western Gas Partners LP
07/01/2026	4.650%	4,815,000	4,746,896
Total			23,859,350
Natural Gas 0.5%
NiSource, Inc.
09/01/2029	2.950%	5,400,000	4,870,896
Packaging 1.1%
Berry Global, Inc.
01/15/2026	1.570%	11,441,000	10,411,750
Retailers 0.5%
Lowe’s Companies, Inc.
04/01/2027	3.350%	4,771,000	4,657,901
Technology 3.1%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,979,000	1,877,251
Microchip Technology, Inc.
09/01/2023	2.670%	2,480,000	2,453,316
02/15/2024	0.972%	7,305,000	6,962,879
Microchip Technology, Inc.(b)
09/01/2024	0.983%	4,188,000	3,919,922
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.(b)
05/01/2025	2.700%	2,225,000	2,133,204
Oracle Corp.
10/15/2022	2.500%	1,982,000	1,983,703
03/25/2026	1.650%	7,499,000	6,783,755
VeriSign, Inc.
04/01/2025	5.250%	2,245,000	2,311,254
Total			28,425,284
Tobacco 0.8%
BAT Capital Corp.
08/15/2027	3.557%	7,985,000	7,450,650
Wireless 4.9%
American Tower Corp.
01/15/2027	2.750%	6,315,000	5,874,092
03/15/2027	3.650%	5,090,000	4,910,906
Crown Castle International Corp.
03/15/2027	2.900%	8,331,000	7,812,688
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%	5,336,000	5,507,833
T-Mobile USA, Inc.
02/15/2026	2.250%	15,573,000	14,315,695
T-Mobile USA, Inc.(b)
02/15/2026	2.250%	7,028,000	6,479,895
Total			44,901,109
Total Corporate Bonds & Notes (Cost $894,009,750)			839,639,849

U.S. Treasury Obligations 4.0%

U.S. Treasury
08/15/2022	1.500%	609,200	609,866
12/15/2023	0.125%	6,700,000	6,437,758
06/15/2024	0.250%	10,000,000	9,482,813
09/15/2024	0.375%	6,800,000	6,416,969
10/31/2025	0.250%	15,000,000	13,667,578
Total U.S. Treasury Obligations (Cost $38,925,145)			36,614,984

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.462%(d),(e)	42,061,910	42,049,291
Total Money Market Funds (Cost $42,049,291)		42,049,291
Total Investments in Securities (Cost: $974,984,186)		918,304,124
Other Assets & Liabilities, Net		4,160,942
Net Assets		922,465,066

Columbia Limited Duration Credit Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2022 (Unaudited)
At April 30, 2022, securities and/or cash totaling $1,693,471 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	585	06/2022	USD	123,325,313	—	(2,319,583)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(630)	06/2022	USD	(75,068,438)	4,304,678	—
U.S. Treasury 5-Year Note	(118)	06/2022	USD	(13,295,281)	—	(22,902)
U.S. Treasury Ultra 10-Year Note	(17)	06/2022	USD	(2,193,000)	180,325	—
Total					4,485,003	(22,902)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2022.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $205,786,476, which represents 22.31% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of April 30, 2022.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2022.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.462%
	93,144,265	498,253,818	(549,348,792)	—	42,049,291	(3,218)	48,394	42,061,910
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Limited Duration Credit Fund | Third Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT183_07_M01_(06/22)